Others - Summary of Gearing Ratios (Details) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Others [Abstract]
Total debt	$ 886,134	$ 31,557	$ 664,068
Total capital	$ 841,549	$ 29,970	$ 741,939
Debt to capital ratio	105.30%	105.30%	89.50%